INCOME TAX - Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in the valuation allowance
Balance at the beginning of the period	$ (159.4)	$ (79.6)	$ (26.4)
Charged to expenses	(124.2)	(79.8)	(32.7)
Foreign currency translation adjustment	(0.5)
Other			(20.5)
Balance at the end of the period	$ (284.1)	$ (159.4)	$ (79.6)